RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - Summary of right-of-use assets $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Summary Of Right Of Use Assets Abstract
Balance, January 1	$ 1,177
Additions	468
Revision to IBR	(85)
Amortization expense	(259)
Balance, September 30	$ 1,301